Trade and other receivables - Disclosure of trade and other receivables (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Trade and other receivables [abstract]
Trade receivables	$ 68,530	$ 114,877	$ 0
Unbilled revenue	5,211	8,881	$ 308,728
Sales tax recoverable	226,528	48,124
Other receivable	0	0
Total	$ 300,269	$ 171,882